Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2023
Fidelity Advisor Asset Manager 50% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(20.11%)
Past 5 years	2.16%
Past 10 years	4.76%
Fidelity Advisor Asset Manager 50% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.43%)
Past 5 years	1.04%
Past 10 years	3.42%
Fidelity Advisor Asset Manager 50% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.22%)
Past 5 years	1.47%
Past 10 years	3.40%
Fidelity Advisor Asset Manager 50% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(16.64%)
Past 5 years	2.60%
Past 10 years	4.74%
Fidelity Advisor Asset Manager 50% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(18.41%)
Past 5 years	2.39%
Past 10 years	4.74%
Fidelity Advisor Asset Manager 50% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(15.02%)
Past 5 years	3.66%
Past 10 years	5.67%
Fidelity Advisor Asset Manager 50% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(14.93%)
Since Inception	3.80%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0001
Average Annual Return:
Past 1 year	(13.96%)
Past 5 years	3.71%
Past 10 years	5.65%

[1]	AFrom October 2, 2018.